Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense (recovery) during the years ended December 31, 2024 and 2023 differs from the amounts that would result from applying the combined Canadian federal and provincial income tax rate of 27% (2023 – 27%) to income before income taxes. These differences result from the following items:

	2024	2023
Income before income taxes	$630,081	$14,768
Combined Canadian federal and provincial income tax rate	27%	27%
Expected income tax expense	170,122	3,987
Foreign exchange impact	52,046	(36,551)
Non-taxable income and non-deductible expenses	20,358	22,556
Impact of tax rate differences between jurisdictions	25,294	(20,276)
Change in estimates of prior year	(6,350)	4,493
Impact of Mexican inflation	(5,043)	(4,498)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	24,464	16,708
Other	9,903	(535)
Total income tax expense (recovery)	$290,794	$(14,116)

Comprising:
Current tax expense	$35,498	$19,235
Deferred tax expense (recovery)	255,296	(33,351)
	$290,794	$(14,116)
25.    INCOME TAXES (CONTINUED)
On August 4, 2023, the Canadian government released draft legislation to implement the proposed Global Minimum Tax Act (GMTA), based on the OECD Pillar Two Global Anti-Base (GloBE) model rules. On June 30, 2024, federal bill C-60 received royal assent, implementing the Pillar Two global minimum tax regime in Canada under the new GMTA. The global minimum tax regime applies in Canada starting fiscal years after December 30, 2023, for qualifying multinational groups. This includes the income inclusion rule and qualifying domestic minimum top-up tax. The legislation also includes a placeholder for the proposed undertaxed profits rules, expected to take effect for fiscal years beginning on or after December 31, 2024.
The GMTA introduces a 15% global minimum tax on the income of multinational enterprises with annual consolidated revenues of 750 million Euros or more in at least two of the four fiscal years immediately preceding the particular fiscal year and a business presence in at least one foreign jurisdiction. The Company is subject to this new legislation. Based on management’s assessment, all relevant jurisdictions, except the United States, have effective tax rates for purposes of the GMTA exceeding 15%. The Company has included a provision of $1.1 million as Pillar Two current income tax for the year ended December 31, 2024.
The significant components of the Company’s recognized deferred income tax assets and deferred income tax liabilities at December 31, 2024 and 2023 were as follows:

	2024	2023
Non-capital losses	$174,610	$66,912
Deductible temporary differences relating to:
Mineral properties, plant and equipment	934	36,591
Derivatives	31,355	—
Inventories	32,003	28,076
Reclamation and closure cost provisions	17,624	16,753
Accrued liabilities	14,528	16,211
Investments and loans and borrowings	19,187	11,440
Mining tax	6,025	10,071
Other	4,045	3,030
Total deferred income tax assets	$300,311	$189,084
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(870,539)	$(393,309)
Mining tax	(190,547)	—
Loans and borrowings	(23,539)	(26,814)
Inventories	(12,107)	(10,799)
Derivatives	—	(1,855)
Other	(1,212)	(1,011)
Total deferred income tax liabilities	(1,097,944)	(433,788)
Net deferred income tax liability	$(797,633)	$(244,704)

Classified and presented as:
Deferred income tax assets	$2,339	$—
Deferred income tax liabilities	(799,972)	(244,704)
	$(797,633)	$(244,704)
25.    INCOME TAXES (CONTINUED)
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2024 and 2023 were as follows:

	Note	2024	2023
Balance – beginning of year		$(244,704)	$(262,022)
Recognized on Greenstone Acquisition	5	(311,250)	—
Recognized in net income		(255,296)	33,351
Recognized in OCI		15,031	(4,313)
Recognized directly in equity	13(b),(c),(d)	(1,414)	(11,720)
Balance – end of year		$(797,633)	$(244,704)
The Company’s deductible temporary differences, unused tax losses and unused tax credits at December 31, 2024 and 2023 for which deferred income tax assets have not been recognized were as follows:

	2024	2023
Deductible temporary differences relating to:
Investments and loans and borrowings	$152,838	$110,279
Mineral properties, plant and equipment	155,187	79,102
Reclamation and closure cost provisions	93,904	70,277
Accrued receivables and liabilities	63,073	58,640
Limited interest expense deduction carryforward	87,911	22,048
Derivatives	20,024	8,632
Other	31,406	11,032
Non-capital losses	463,008	334,623
Capital losses	84,555	39,493
	$1,151,906	$734,126
At December 31, 2024, the Company had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred income tax assets are recognized and losses for which deferred income tax assets are not recognized as listed in the table above. The loss carryforwards expire as follows:

2024
Canada (expire between 2035–2043)	$727,435
Brazil (no expiry)	138,097
United States - California (expire between 2030–2040 or after)	67,051
Mexico (expire between 2025–2034)	67,719
Other (expire 2027 or after)	26,470
$1,026,772